UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/11

Item 1:	Report to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2011

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 through January 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 8/1/10 – 1/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/10	1/31/11	8/1/10 - 1/31/11
Class A
Actual	$1,000.00	$1,296.20	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.55
Class B
Actual	$1,000.00	$1,292.30	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.43	$8.84
Class C
Actual	$1,000.00	$1,291.20	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.43	$8.84
Class F
Actual	$1,000.00	$1,297.80	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.28
Class I
Actual	$1,000.00	$1,298.10	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.77
Class P
Actual	$1,000.00	$1,294.80	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.18	$6.06
Class R2
Actual	$1,000.00	$1,294.70	$7.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.46	$6.82
Class R3
Actual	$1,000.00	$1,295.00	$7.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.31

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.09% for Class A, 1.74% for Classes B and C, 0.84% for Class F, 0.74% for Class I, 1.19% for Class P, 1.34% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	15.25%	Information Technology	33.04%
Energy	5.29%	Materials	2.37%
Financials	10.47%	Short-Term Investment	4.99%
Health Care	17.49%	Total	100.00%
Industrials	11.10%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2011

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 96.24%

COMMON STOCKS 96.24%

Aerospace & Defense 2.57%
BE Aerospace, Inc.*	475,296	$18,389
DigitalGlobe, Inc.*	157,317	4,831
HEICO Corp.	268,702	14,050
Hexcel Corp.*	602,545	11,460

Total		48,730

Auto Components 0.74%
Westport Innovations, Inc. (Canada)*(a)	887,137	13,990

Biotechnology 4.40%
Amarin Corp. plc ADR*	1,609,774	14,295
BioMarin Pharmaceutical, Inc.*	363,574	9,242
Cepheid, Inc.*	854,816	20,311
Human Genome Sciences, Inc.*	275,877	6,693
Incyte Corp. Ltd.*	884,894	13,043
InterMune, Inc.*	291,866	10,907
Onyx Pharmaceuticals, Inc.*	252,512	8,910

Total		83,401

Capital Markets 4.27%
Affiliated Managers Group, Inc.*	173,932	17,712
Financial Engines, Inc.*	1,625,231	36,860
Noah Holdings Ltd. ADR*	781,501	12,606
Stifel Financial Corp.*	215,374	13,818

Total		80,996

Chemicals 1.58%
Koppers Holdings, Inc.	297,631	11,453
Rockwood Holdings, Inc.*	343,119	13,927
STR Holdings, Inc.*	247,525	4,525

Total		29,905

Investments	Shares	Value (000)
Commercial Banks 2.88%
Signature Bank*	430,750	$22,502
SVB Financial Group*	335,244	17,590
Western Alliance Bancorp*	1,933,256	14,499

Total		54,591

Commercial Services & Supplies 2.16%
Corporate Executive Board Co. (The)	527,320	20,492
EnerNOC, Inc.*	63,249	1,646
Higher One Holdings, Inc.*	986,275	18,759

Total		40,897

Communications Equipment 5.07%
Acme Packet, Inc.*	452,008	24,309
Aruba Networks, Inc.*	938,892	20,233
Ciena Corp.*	476,166	10,490
Finisar Corp.*	358,460	11,937
Riverbed Technology, Inc.*	815,379	29,248

Total		96,217

Computers & Peripherals 1.50%
Fortinet, Inc.*	739,722	28,442

Consumer Finance 1.73%
Green Dot Corp. Class A*	520,648	32,754

Diversified Consumer Services 0.79%
K12, Inc.*	314,022	8,557
TAL Education Group ADR*	490,656	6,379

Total		14,936

Diversified Financial Services 1.19%
Portfolio Recovery Associates, Inc.*	313,470	22,614

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments	Shares	Value (000)
Electrical Equipment 0.97%
American Superconductor Corp.*	165,177	$4,504
Polypore International, Inc.*	98,933	4,764
Satcon Technology Corp.*	1,892,951	9,181

Total		18,449

Electronic Equipment, Instruments & Components 4.22%
Cognex Corp.	214,524	6,723
FARO Technologies, Inc.*	537,909	16,309
Hollysys Automation Technologies Ltd. (China)*(a)	880,735	14,136
IPG Photonics Corp.*	783,967	27,165
Maxwell Technologies, Inc.*	868,294	15,629

Total		79,962

Energy Equipment & Services 2.74%
CARBO Ceramics, Inc.	263,269	30,318
Complete Production Services, Inc.*	181,084	5,060
ION Geophysical Corp.*	1,740,902	16,556

Total		51,934

Health Care Equipment & Supplies 7.36%
Align Technology, Inc.*	740,337	15,421
DexCom, Inc.*	1,361,215	19,200
Endologix, Inc.*(b)	3,275,703	19,097
HeartWare International, Inc.*	129,070	12,005
Insulet Corp.*	614,650	10,468
Masimo Corp.	312,541	9,368
NxStage Medical, Inc.*	1,095,766	26,342
Thoratec Corp.*	183,605	4,331
Volcano Corp.*	888,158	23,323

Total		139,555

Investments	Shares	Value (000)
Health Care Technology 2.69%
athenahealth, Inc.*	542,359	$23,289
SXC Health Solutions Corp.*	574,681	27,648

Total		50,937

Hotels, Restaurants & Leisure 1.41%
BJ’s Restaurants, Inc.*	332,328	11,741
Chipotle Mexican Grill, Inc.*	59,864	13,105
WMS Industries, Inc.*	45,455	1,907

Total		26,753

Household Durables 2.22%
iRobot Corp.*	623,849	16,844
Tempur-Pedic International, Inc.*	580,689	25,341

Total		42,185

Information Technology Services 2.72%
Camelot Information Systems, Inc. ADR*	385,409	8,633
hiSoft Technology International Ltd. ADR*	836,220	25,187
VeriFone Systems, Inc.*	445,052	17,775

Total		51,595

Internet & Catalog Retail 1.56%
E-Commerce China Dangdang, Inc. ADR*	808,707	22,886
Overstock.com, Inc.*	449,439	6,706

Total		29,592

Internet Software & Services 6.73%
Ancestry.com, Inc.*	643,379	22,904
Constant Contact, Inc.*	610,944	17,100
GSI Commerce, Inc.*	243,910	5,620
IntraLinks Holdings, Inc.*	891,107	18,036
LogMeIn, Inc.*	324,756	12,513
MercadoLibre, Inc. (Argentina)*(a)	125,452	8,503

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments	Shares	Value (000)
Internet Software & Services (continued)
OpenTable, Inc.*	355,975	$27,987
Rackspace Hosting, Inc.*	446,074	14,948

Total		127,611

Life Sciences Tools & Services 1.05%
Pacific Biosciences of California, Inc.*	832,778	13,158
PAREXEL International Corp.*	287,594	6,675

Total		19,833

Machinery 3.61%
Chart Industries, Inc.*	717,614	26,064
Middleby Corp. (The)*	307,796	25,181
RBC Bearings, Inc.*	492,167	17,113

Total		68,358

Media 0.63%
IMAX Corp. (Canada)*(a)	469,909	12,025

Metals & Mining 0.82%
Brush Engineered Materials, Inc.*	446,422	15,616

Oil, Gas & Consumable Fuels 2.62%
Kodiak Oil & Gas Corp.*	3,663,688	23,264
Oasis Petroleum, Inc.*	828,975	26,502

Total		49,766

Pharmaceuticals 2.22%
Auxilium Pharmaceuticals, Inc.*	397,967	9,030
Impax Laboratories, Inc.*	466,061	10,822
Salix Pharmaceuticals Ltd.*	545,008	22,329

Total		42,181

Professional Services 0.99%
Robert Half International, Inc.	595,441	18,673

Investments	Shares	Value (000)
Real Estate Management & Development 0.54%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	351,803	$10,195

Road & Rail 0.95%
Genesee & Wyoming, Inc. Class A*	349,268	18,075

Semiconductors & Semiconductor Equipment 5.10%
Cavium Networks, Inc.*	472,047	18,665
Inphi Corp.*	703,524	13,318
JinkoSolar Holding Co., Ltd. ADR*	637,349	16,641
NetLogic Microsystems, Inc.*	703,056	24,509
SemiLEDs Corp. (Taiwan)*(a)	121,539	2,197
Trina Solar Ltd. ADR*	822,932	21,454

Total		96,784

Software 8.12%
ChinaCache International Holdings Ltd. ADR*	359,694	7,942
Concur Technologies, Inc.*	414,985	21,177
NetSuite, Inc.*	402,874	10,849
RealPage, Inc.*	401,585	10,999
SS&C Technologies Holdings, Inc.*	848,331	15,329
SuccessFactors, Inc.*	750,273	21,848
Synchronoss Technologies, Inc.*	1,027,746	29,250
TIBCO Software, Inc.*	644,826	14,173
VanceInfo Technologies, Inc. ADR*	577,720	20,162
Velti plc (Ireland)*(a)	163,240	2,321

Total		154,050

Specialty Retail 3.43%
Dick’s Sporting Goods, Inc.*	594,604	21,459

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2011

Investments	Shares	Value (000)
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc.*	178,131	$4,977
Ulta Salon, Cosmetics & Fragrance, Inc.*	503,022	18,632
Vitamin Shoppe, Inc.*	496,644	15,759
Zumiez, Inc.*	184,663	4,288

Total		65,115

Textiles, Apparel & Luxury Goods 4.66%
Deckers Outdoor Corp.*	246,526	18,093
Fossil, Inc.*	88,650	6,299
lululemon athletica, Inc. (Canada)*(a)	446,690	30,679
Steven Madden Ltd.*	233,278	8,904
Under Armour, Inc. Class A*	405,981	24,302

Total		88,277

Total Common Stocks (cost $1,325,311,908)		1,824,994

WARRANT 0.00%

Information Technology Services
Lantronix, Inc.*(c) (cost $0)	7,405	—	(d)

Total Long-Term Investments (cost $1,325,311,908)		1,824,994

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.05%

Repurchase Agreement
Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $95,365,000 of U.S. Treasury Note at 5.125% due 6/30/2011; value: $97,720,516; proceeds: $95,803,077 (cost $95,803,024)	$95,803	$95,803

Total Investments in Securities 101.29% (cost $1,421,114,932)		1,920,797

Liabilities in Excess of Cash and Other Assets (1.29%)		(24,444)

Net Assets 100.00%		$1,896,353

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9).
(c)	Exercise price of $28.08 and expiration date of 2/9/2011.
(d)	Valued at zero as of January 31, 2011.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2011

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,403,177,560)	$1,901,699,281
Investments in affiliated issuers, at value (cost $17,937,372)	19,097,348
Cash	1,044,605
Receivables:
Capital shares sold	10,518,798
Investment securities sold	5,151,271
Interest and dividends	52,707
Prepaid expenses and other assets	24,226
Total assets	1,937,588,236
LIABILITIES:
Payables:
Investment securities purchased	33,487,918
Capital shares reacquired	4,750,638
12b-1 distribution fees	1,274,937
Management fee	816,472
Directors’ fees	421,827
Fund administration	63,619
To affiliates (See Note 3)	28,904
Accrued expenses	391,023
Total liabilities	41,235,338
NET ASSETS	$1,896,352,898
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,466,463,977
Accumulated net investment loss	(7,324,154)
Accumulated net realized loss on investments	(62,468,622)
Net unrealized appreciation on investments	499,681,697
Net Assets	$1,896,352,898

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2011

Net assets by class:
Class A Shares	$823,715,245
Class B Shares	$23,176,974
Class C Shares	$120,775,750
Class F Shares	$180,971,046
Class I Shares	$482,347,148
Class P Shares	$146,241,491
Class R2 Shares	$7,860,465
Class R3 Shares	$111,264,779
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	38,491,646
Class B Shares (40 million shares of common stock authorized, $.001 par value)	1,219,233
Class C Shares (25 million shares of common stock authorized, $.001 par value)	6,318,691
Class F Shares (30 million shares of common stock authorized, $.001 par value)	8,388,908
Class I Shares (30 million shares of common stock authorized, $.001 par value)	21,255,622
Class P Shares (30 million shares of common stock authorized, $.001 par value)	6,949,223
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	370,484
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	5,226,574
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.71
Class B Shares-Net asset value	$19.01
Class C Shares-Net asset value	$19.11
Class F Shares-Net asset value	$21.57
Class I Shares-Net asset value	$22.69
Class P Shares-Net asset value	$21.04
Class R2 Shares-Net asset value	$21.22
Class R3 Shares-Net asset value	$21.29

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2011

Investment income:
Dividends	$1,143,601
Interest	5,890
Total investment income	1,149,491
Expenses:
Management fee	3,929,421
12b-1 distribution plan-Class A	1,170,029
12b-1 distribution plan-Class B	111,713
12b-1 distribution plan-Class C	489,449
12b-1 distribution plan-Class F	64,923
12b-1 distribution plan-Class P	302,811
12b-1 distribution plan-Class R2	16,039
12b-1 distribution plan-Class R3	208,762
Shareholder servicing	1,035,195
Fund administration	304,271
Subsidy (See Note 3)	197,198
Reports to shareholders	68,621
Registration	67,065
Professional	30,127
Directors’ fees	19,887
Custody	12,902
Other	23,508
Gross expenses	8,051,921
Expense reductions (See Note 7)	(1,424)
Net expenses	8,050,497
Net investment loss	(6,901,006)
Net realized and unrealized gain:
Net realized gain on investments	108,540,841
Net change in unrealized appreciation on investments	275,335,421
Net realized and unrealized gain	383,876,262
Net Increase in Net Assets Resulting From Operations	$376,975,256

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2011 (unaudited)	For the Year Ended July 31, 2010
Operations:
Net investment loss	$(6,901,006)	$(10,689,838)
Net realized gain on investments	108,540,841	123,031,742
Net change in unrealized appreciation on investments	275,335,421	87,311,234
Net increase in net assets resulting from operations	376,975,256	199,653,138
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	545,061,521	502,941,902
Cost of shares reacquired	(247,857,917)	(324,592,733)
Net increase in net assets resulting from capital share transactions	297,203,604	178,349,169
Net increase in net assets	674,178,860	378,002,307
NET ASSETS:
Beginning of period	$1,222,174,038	$844,171,731
End of period	$1,896,352,898	$1,222,174,038
Accumulated net investment loss	$(7,324,154)	$(423,148)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.51		$13.49	$16.64	$19.96	$17.80	$17.08

Investment operations:

Net investment loss(a)	(.09)		(.16)	(.13)	(.14)	(.16)	(.16)

Net realized and unrealized gain (loss)	4.98		3.18	(3.02)	(.74)	5.33	1.09

Total from investment operations	4.89		3.02	(3.15)	(.88)	5.17	.93

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)	(3.01)	(.21)

Net asset value, end of period	$21.40		$16.51	$13.49	$16.64	$19.96	$17.80

Total Return(b)	29.62	%(c)	22.48%	(18.99)%	(5.92)%	32.03%	5.45%

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(c)	1.14%	1.28%	1.13%	1.19%	1.18%

Expenses, excluding expense reductions	.55	%(c)	1.14%	1.28%	1.14%	1.19%	1.18%

Net investment loss	(.48	)%(c)	(1.01)%	(1.11)%	(.77)%	(.86)%	(.90)%

Supplemental Data:
Net assets, end of period (000)	$823,715		$570,044	$446,012	$630,191	$553,180	$459,283

Portfolio turnover rate	60.50	%(c)	156.05%	198.56%	240.09%	224.72%	168.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.72		$12.10	$15.02	$18.35	$16.67	$16.12

Investment operations:

Net investment loss(a)	(.14)		(.23)	(.19)	(.24)	(.26)	(.26)

Net realized and unrealized gain (loss)	4.43		2.85	(2.73)	(.65)	4.95	1.02

Total from investment operations	4.29		2.62	(2.92)	(.89)	4.69	.76

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)	(3.01)	(.21)

Net asset value, end of period	$19.01		$14.72	$12.10	$15.02	$18.35	$16.67

Total Return(b)	29.23	%(c)	21.67%	(19.51)%	(6.55)%	31.23%	4.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(c)	1.79%	1.93%	1.78%	1.84%	1.82%

Expenses, excluding expense reductions	.88	%(c)	1.79%	1.93%	1.79%	1.84%	1.82%

Net investment loss	(.81	)%(c)	(1.66)%	(1.76)%	(1.41)%	(1.52)%	(1.54)%

Supplemental Data:
Net assets, end of period (000)	$23,177		$21,160	$22,308	$35,992	$50,855	$73,000

Portfolio turnover rate	60.50	%(c)	156.05%	198.56%	240.09%	224.72%	168.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.80		$12.17	$15.11	$18.43	$16.74	$16.18

Investment operations:

Net investment loss(a)	(.14)		(.23)	(.19)	(.24)	(.26)	(.26)

Net realized and unrealized gain (loss)	4.45		2.86	(2.75)	(.64)	4.96	1.03

Total from investment operations	4.31		2.63	(2.94)	(.88)	4.70	.77

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)	(3.01)	(.21)

Net asset value, end of period	$19.11		$14.80	$12.17	$15.11	$18.43	$16.74

Total Return(b)	29.12	%(c)	21.71%	(19.52)%	(6.46)%	31.14%	4.75%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(c)	1.79%	1.93%	1.78%	1.84%	1.82%

Expenses, excluding expense reductions	.88	%(c)	1.79%	1.93%	1.79%	1.84%	1.82%

Net investment loss	(.80	)%(c)	(1.66)%	(1.76)%	(1.43)%	(1.52)%	(1.53)%

Supplemental Data:
Net assets, end of period (000)	$120,776		$79,512	$56,558	$77,561	$59,056	$55,335

Portfolio turnover rate	60.50	%(c)	156.05%	198.56%	240.09%	224.72%	168.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		9/28/2007(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.62		$13.55	$16.67	$21.92

Investment operations:

Net investment loss(b)	(.07)		(.12)	(.11)	(.10)

Net realized and unrealized gain (loss)	5.02		3.19	(3.01)	(2.71)

Total from investment operations	4.95		3.07	(3.12)	(2.81)

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)

Net asset value, end of period	$21.57		$16.62	$13.55	$16.67

Total Return(c)	29.78	%(d)	22.75%	(18.78)%	(14.18	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.42	%(d)	.88%	1.06%	.76	%(d)

Expenses, excluding expense reductions	.42	%(d)	.88%	1.06%	.77	%(d)

Net investment loss	(.34	)%(d)	(.75)%	(.91)%	(.61	)%(d)

Supplemental Data:
Net assets, end of period (000)	$180,971		$93,269	$23,070	$3,877

Portfolio turnover rate	60.50	%(d)	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$17.48		$14.23	$17.49	$20.79	$18.38	$17.57

Investment operations:

Net investment loss(a)	(.06)		(.11)	(.10)	(.08)	(.10)	(.10)

Net realized and unrealized gain (loss)	5.27		3.36	(3.16)	(.78)	5.52	1.12

Total from investment operations	5.21		3.25	(3.26)	(.86)	5.42	1.02

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)	(3.01)	(.21)

Net asset value, end of period	$22.69		$17.48	$14.23	$17.49	$20.79	$18.38

Total Return(b)	29.81	%(c)	22.93%	(18.70)%	(5.57)%	32.41%	5.81%

Ratios to Average Net Assets:

Expenses, including expense reductions	.38	%(c)	.79%	.93%	.78%	.84%	.82%

Expenses, excluding expense reductions	.38	%(c)	.79%	.93%	.79%	.84%	.82%

Net investment loss	(.30	)%(c)	(.66)%	(.77)%	(.43)%	(.52)%	(.53)%

Supplemental Data:
Net assets, end of period (000)	$482,347		$279,772	$180,896	$200,162	$136,670	$101,769

Portfolio turnover rate	60.50	%(c)	156.05%	198.56%	240.09%	224.72%	168.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.25		$13.29	$16.41	$19.72	$17.64	$16.94

Investment operations:

Net investment loss(a)	(.10)		(.17)	(.14)	(.16)	(.17)	(.18)

Net realized and unrealized gain (loss)	4.89		3.13	(2.98)	(.71)	5.26	1.09

Total from investment operations	4.79		2.96	(3.12)	(.87)	5.09	.91

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)	(3.01)	(.21)

Net asset value, end of period	$21.04		$16.25	$13.29	$16.41	$19.72	$17.64

Total Return(b)	29.48	%(c)	22.36%	(19.07)%	(5.95)%	31.84%	5.37%

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(c)	1.24%	1.38%	1.24%	1.29%	1.27%

Expenses, excluding expense reductions	.60	%(c)	1.24%	1.38%	1.25%	1.29%	1.27%

Net investment loss	(.53	)%(c)	(1.11)%	(1.22)%	(.88)%	(.97)%	(.98)%

Supplemental Data:
Net assets, end of period (000)	$146,241		$115,303	$98,786	$105,675	$74,312	$60,174

Portfolio turnover rate	60.50	%(c)	156.05%	198.56%	240.09%	224.72%	168.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		9/28/2007(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.39		$13.43	$16.61	$21.92

Investment operations:

Net investment loss(b)	(.11)		(.20)	(.16)	(.16)

Net realized and unrealized gain (loss)	4.94		3.16	(3.02)	(2.71)

Total from investment operations	4.83		2.96	(3.18)	(2.87)

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)

Net asset value, end of period	$21.22		$16.39	$13.43	$16.61

Total Return(c)	29.47	%(d)	22.13%	(19.21)%	(14.48	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.67	%(d)	1.39%	1.54%	1.16	%(d)

Expenses, excluding expense reductions	.67	%(d)	1.39%	1.54%	1.17	%(d)

Net investment loss	(.59	)%(d)	(1.26)%	(1.37)%	(.94	)%(d)

Supplemental Data:
Net assets, end of period (000)	$7,860		$3,453	$1,291	$835

Portfolio turnover rate	60.50	%(d)	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		9/28/2007(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.44		$13.45	$16.62	$21.92

Investment operations:

Net investment loss(b)	(.11)		(.18)	(.15)	(.15)

Net realized and unrealized gain (loss)	4.96		3.17	(3.02)	(2.71)

Total from investment operations	4.85		2.99	(3.17)	(2.86)

Distributions to shareholders from:

Net realized gain	–		–	–	(2.44)

Net asset value, end of period	$21.29		$16.44	$13.45	$16.62

Total Return(c)	29.50	%(d)	22.32%	(19.13)%	(14.44	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.63	%(d)	1.28%	1.45%	1.08	%(d)

Expenses, excluding expense reductions	.63	%(d)	1.28%	1.45%	1.09	%(d)

Net investment loss	(.55	)%(d)	(1.16)%	(1.28)%	(.87	)%(d)

Supplemental Data:
Net assets, end of period (000)	$111,265		$59,661	$15,251	$6,281

Portfolio turnover rate	60.50	%(d)	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer offers Class B shares for purchase. Effective March 31, 2011, the Fund was substantially closed to all new investors except as noted within the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Notes to Financial Statements (unaudited)(continued)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$1,824,994	$–		$–	$1,824,994
Repurchase Agreement	–	95,803		–	95,803
Warrant	–	–	(1)	–	–	(1)
Total	$1,824,994	$95,803		$–	$1,920,797

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of January 31, 2011.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion

Notes to Financial Statements (unaudited)(continued)

of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payables to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 9.53% and .43%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2011:

Distributor Commissions	Dealers’ Concessions
$117,105	$666,656

Distributor received CDSCs of $812 and $7,963 for Class A and Class C shares, respectively, for the six months ended January 31, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

As of July 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2017	2018	Total
$118,105,826	$42,877,761	$160,983,587

As of January 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,431,140,808
Gross unrealized gain	501,219,890
Gross unrealized loss	(11,564,069)
Net unrealized security gain	$489,655,821

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2011 were as follows:

Purchases	Sales
$1,138,979,436	$877,358,958

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2011.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility. On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2011.

On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2011	Value at 1/31/2011	Net Realized Gain (Loss) 8/1/2010 to 1/31/2011(a)	Dividend Income 8/1/2010 to 1/31/2011(a)
Endologix, Inc.(b)	2,072,469	1,203,234	–	3,275,703	$19,097,348	$–	$–

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2010.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

Notes to Financial Statements (unaudited)(continued)

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,002,985	$221,118,543	10,638,509	$166,551,551
Converted from Class B*	70,500	1,344,996	183,659	2,846,009
Shares reacquired	(7,101,477)	(136,074,915)	(9,363,219)	(144,339,225)
Increase	3,972,008	$86,388,624	1,458,949	$25,058,335

Class B Shares
Shares sold	72,520	$1,288,272	284,608	$3,840,023
Shares reacquired	(211,929)	(3,515,357)	(484,942)	(6,774,287)
Converted to Class A*	(79,244)	(1,344,996)	(205,426)	(2,846,009)
Decrease	(218,653)	$(3,572,081)	(405,760)	$(5,780,273)

Class C Shares
Shares sold	1,502,719	$26,597,535	1,816,597	$25,300,358
Shares reacquired	(557,690)	(9,432,182)	(1,091,967)	(15,094,737)
Increase	945,029	$17,165,353	724,630	$10,205,621

Class F Shares
Shares sold	4,822,537	$96,025,762	6,369,330	$99,577,275
Shares reacquired	(2,043,821)	(39,676,327)	(2,462,053)	(39,404,566)
Increase	2,778,716	$56,349,435	3,907,277	$60,172,709

Class I Shares
Shares sold	6,225,157	$130,226,970	4,954,966	$82,144,492
Shares reacquired	(975,603)	(20,033,092)	(1,661,279)	(27,324,619)
Increase	5,249,554	$110,193,878	3,293,687	$54,819,873

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,245,932	$23,988,935	4,905,363	$73,780,518
Shares reacquired	(1,393,914)	(27,564,682)	(5,243,493)	(80,852,778)
Decrease	(147,982)	$(3,575,747)	(338,130)	$(7,072,260)

Class R2 Shares
Shares sold	217,987	$4,247,854	202,712	$3,216,060
Shares reacquired	(58,181)	(1,125,037)	(88,188)	(1,368,299)
Increase	159,806	$3,122,817	114,524	$1,847,761

Class R3 Shares
Shares sold	2,130,462	$41,567,650	3,093,212	$48,531,625
Shares reacquired	(533,102)	(10,436,325)	(597,827)	(9,434,222)
Increase	1,597,360	$31,131,325	2,495,385	$39,097,403

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account the results of the examination of the portfolio management team by members of the Contract Committee during the year, which included a meeting with the portfolio management team. Additionally, the Board took into consideration its familiarity with Lord Abbett gained through its previous meetings and discussions during the course of the year.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe. The Board observed that that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and the second quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Growth Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparison was based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders. The Board noted that for the fiscal year ended July 31, 2010 the contractual management and administrative services fees for the Fund were approximately twenty-one basis points below the median of the peer group and the actual management and administrative services fees were approximately nineteen basis points below the median of the peer group. The Board also observed that for the fiscal year ended July 31, 2010 the total expense ratio of Class A was approximately twenty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-nine basis points below the median of the peer group, the total expense ratio of Class I was approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how that ratio would relate to the expense ratios of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.

LADG-3

(03/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011